Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
44,778	Vanguard S&P 500 ETF	$17,660,443	2.0
1,363,704	Xtrackers USD High Yield Corporate Bond ETF	54,657,256	6.1

	Total Exchange-Traded Funds
	(Cost $70,111,040)	72,317,699	8.1

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 86.7%
3,957,409	Voya Emerging Markets Index Portfolio - Class P2	54,018,628	6.0
12,754,828	Voya International Index Portfolio - Class P2	151,017,167	16.9
3,196,611	Voya Russell Mid Cap Index Portfolio - Class P2	44,241,093	4.9
2,516,087	Voya Russell Small Cap Index Portfolio - Class P2	44,182,492	4.9
16,866,845	Voya U.S. Bond Index Portfolio - Class P2	182,330,596	20.4
15,006,248	Voya U.S. Stock Index Portfolio - Class P2	300,725,212	33.6

	Total Mutual Funds
	(Cost $697,595,848)	776,515,188	86.7

Principal Amount†		Value	Percentage of Net Assets
INVESTMENT CONTRACT: 5.1%
4,559,968	(1),(2) VRIAC Contract, 1.600%	45,659,190	5.1

	Total Investment Contract
	(Cost $45,599,872)	45,659,190	5.1

	Total Investments in Securities (Cost $813,306,760)	$894,492,077	99.9
	Assets in Excess of Other Liabilities	447,705	0.1
	Net Assets	$894,939,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Investment Contract is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$72,317,699	$–	$–	$72,317,699
Mutual Funds	776,515,188	–	–	776,515,188
Investment Contract	–	–	45,659,190	45,659,190
Total Investments, at fair value	$848,832,887	$–	$45,659,190	$894,492,077

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:

Investments, at fair value	Fair Value at September 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Investment Contract	$45,659,190	Cost Analysis	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

Investment Contract
Assets:
Beginning balance at December 31, 2021	$-
Purchases	46,576,753
Sales	(976,881)
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	59,318
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at September 30, 2021	$45,659,190
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021****	$59,318

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$55,922,987	$12,356,518	$(10,365,167)	$(3,895,710)	$54,018,628	$537,927	$2,612,080	$-
Voya International Index Portfolio - Class P2	133,127,676	19,115,619	(8,025,409)	6,799,281	151,017,167	2,972,732	603,923	-
Voya Russell Mid Cap Index Portfolio - Class P2	23,635,901	24,218,926	(2,909,246)	(704,488)	44,241,093	432,218	(7,845)	3,804,804
Voya Russell Small Cap Index Portfolio - Class P2	32,821,464	23,404,158	(11,250,003)	(793,127)	44,182,492	338,540	4,713,315	-
Voya U.S. Bond Index Portfolio - Class P2	183,218,356	83,298,993	(72,391,326)	(11,795,427)	182,330,596	4,010,368	3,207,538	2,749,402
Voya U.S. Stock Index Portfolio - Class P2	303,549,466	60,435,825	(60,038,640)	(3,221,439)	300,725,212	-	20,112,570	28,206,399
VRIAC Contract	-	46,576,753	(976,881)	59,318	45,659,190	-	988	-
	$732,275,850	$269,406,792	$(165,956,672)	$(13,551,592)	$822,174,378	$8,291,785	$31,242,570	$34,760,605

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $818,529,029.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$86,767,483
Gross Unrealized Depreciation	(10,804,435)
Net Unrealized Appreciation	$75,963,048